JPMORGAN TRUST II
245 Park Avenue
New York, New York 10167

May 5, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E
Washington, DC 20549
Attn: Vincent J. Di Stefano

Re:	JPMorgan Trust II (“Trust”) on behalf of the JPMorgan U.S. Real Estate Fund (the “Fund”) File Nos. 811-4236 and 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 117 (Amendment No. 118 under the 1940 Act) filed electronically on April 29, 2010.

If you have any questions or comments, please call the undersigned at (212) 648-2085.

Sincerely,

/s/ John T. Fitzgerald

John T. Fitzgerald
Assistant Secretary